Filed pursuant to 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Fairpointe Focused Equity Fund

(formerly ASTON/Fairpointe Focused Equity Fund)

Supplement dated September 22, 2017 to the Prospectus and Statement of Additional Information, each dated February 27, 2017, as supplemented April 4, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe Focused Equity Fund (the “Fund”), a series of AMG Funds IV (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective October 1, 2017 (the “Implementation Date”), the Fund’s name will be changing from AMG Managers Fairpointe Focused Equity Fund to AMG Managers Fairpointe ESG Equity Fund and the Fund’s principal investment strategies, principal risks and portfolio managers will be changing as described below.

Effective on the Implementation Date, Mary L. Pierson and Brian M. Washkowiak will serve as portfolio managers of the Fund, and Ms. Pierson, Mr. Washkowiak and Thyra E. Zerhusen will be jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the Prospectus and SAI to the portfolio managers of the Fund shall refer to Mses. Zerhusen and Pierson and Mr. Washkowiak.

In addition, on the Implementation Date, the Prospectus will be revised as follows:

All references to AMG Managers Fairpointe Focused Equity Fund will be replaced with AMG Managers Fairpointe ESG Equity Fund.

The section under “Summary of the Funds – AMG Managers Fairpointe Focused Equity Fund” titled “Principal Investment Strategies” on page 10 will be deleted and replaced with the following:

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value.

In selecting stocks, the subadviser prefers investment in companies it deems to have strong environmental, social and governance (ESG) records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate a company’s ESG record. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations.

The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company’s ESG record and, in some cases, the Fund may sell an investment in a company whose ESG record declines even if the other investment fundamentals of the company are positive.

ST451

In addition to value criteria, the subadviser looks for companies with the following characteristics:

•	Industry leaders with a focused business plan and the ability to grow their market share

•	Proven, effective management

The Fund typically expects to invest in companies having a market capitalization at the time of acquisition within the capitalization range of the Russell 1000 Index, which as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index on June 23, 2017), was approximately $2.35 billion to $813.88 billion. The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through depositary receipts).

To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.

The section under “Summary of the Funds – AMG Managers Fairpointe Focused Equity Fund” titled “Principal Risks” on pages 10-11 will be revised to reflect that the Fund will be subject to the following additional principal risk:

ESG Investing Risk–because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

The section under “Summary of the Funds – AMG Managers Fairpointe Focused Equity Fund” titled “Portfolio Management – Portfolio Managers” on page 12 will be deleted and replaced with the following:

Portfolio Managers

Thyra E. Zerhusen

Co-Founder, Chief Executive Officer, Chief Investment Officer and Portfolio Manager at Fairpointe;

Lead Portfolio Manager, Portfolio Manager of the Fund since 12/14.

Mary L. Pierson

Co-Founder, Co-Chief Executive Officer and Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 10/17.

Brian M. Washkowiak

Portfolio Manager at Fairpointe;

Portfolio Manager of the Fund since 10/17.

The section under “Additional Information About the Funds – AMG Managers Fairpointe Focused Equity Fund” titled “Additional Information About the Fund’s Principal Investment Strategies” on page 71 will be deleted and replaced with the following:

Additional Information About the Fund’s Principal Investment Strategies

In selecting stocks, the subadviser prefers investment in companies it deems to have strong ESG records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate a company’s ESG record. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations.

The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company’s ESG record and, in some cases, the Fund may sell an investment in a company whose ESG record declines even if the other investment fundamentals of the company are positive.

In addition to value criteria, the subadviser looks for companies with the following characteristics:

•	Industry leaders with a focused business plan and the ability to grow their market share

•	Proven, effective management

The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through depositary receipts). To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.

Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value. The Fund has adopted a non-fundamental policy of investing at least 80% of its assets in the type of investments suggested by its name in accordance with Rule 35d-1 under the 1940 Act. Pursuant to such rule, shareholders will receive at least 60 days’ notice of a change in such policy. For purposes of such policy, the term “assets” means “net assets plus the amount of borrowings for investment purposes.”

The Fund may invest in below investment grade (high yield) securities, corporate debt securities, derivatives, emerging market securities, ETFs, ETNs, fixed income securities, PTPs, REITs, Rule 144A securities, senior loans, and U.S. government securities, including U.S. government agency securities.

The Fund generally intends to purchase securities for long-term investment. However, the Fund may at times purchase securities in anticipation of relatively short-term gains. The Fund may trim its position in a security or eliminate a security from its portfolio for various reasons, including in connection with the Fund’s liquidity requirements, as a result of the security having reached a target price ratio or yield objective determined by the Fund’s subadviser, the subadviser’s loss of confidence in the company’s management, the subadviser’s belief that another security offers a better opportunity, or by reason of an unforeseen economic or other development. The Fund may also sell a security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices.

The Fund may invest in ETFs. The Fund will indirectly bear the management, service and other fees of any ETF in which it invests in addition to its own expenses. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The market value of ETF shares may differ from their net asset value per share.

The section under “Additional Information About the Funds” titled “Summary of the Funds’ Principal Risks” starting on page 105 will be revised to reflect that the Fund will be subject to the following additional principal risk:

ESG INVESTING RISK

Applying the Fund’s ESG investment criteria, which may result in the selection or exclusion of securities of certain issuers for reasons other than performance, carries the risk that the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor. In evaluating a company, the Subadviser is dependent upon information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Subadviser to incorrectly assess a company’s ESG practices. Socially responsible norms differ by region, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. In addition, as a result of the Subadviser’s engagement activities, the Fund may purchase securities of issuers that do not currently engage in ESG practices to the Subadviser’s satisfaction, in an effort to improve such issuer’s ESG practices. Successful application of the Fund’s ESG investment strategy and the Subadviser’s engagement efforts will depend on the Subadviser’s skill in properly identifying and analyzing material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.

The information relating to AMG Managers Fairpointe Focused Equity Fund in the section under “Additional Information About the Funds – Fund Management” titled “Portfolio Management” on page 117 will be deleted and replaced with the following:

AMG Managers Fairpointe ESG Equity Fund
Thyra E. Zerhusen	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since the Fund’s inception in December 2014 and Lead Portfolio Manager since April 2017. Ms. Zerhusen is the principal founder, CEO and Chief Investment Officer of Fairpointe. Prior to founding Fairpointe in 2011, Ms. Zerhusen was the Chief Investment Officer of Mid Cap Equities at Optimum Investment Advisors beginning in October 2003. From April 1999 to September 2003 she was on the investment team of Talon Asset Management. She has a Diplom Ingenieur from the Swiss Federal Institute of Technology and an MA in Economics from the University of Illinois.

Mary L. Pierson	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since October 2017. Ms. Pierson is a co-founder and Co-Chief Executive Officer of Fairpointe and serves as a member of the Investment Team. Her investment responsibilities include investment research and portfolio management. Ms. Pierson has 27 years of experience in the financial industry. Prior to co-founding Fairpointe in 2011, Ms. Pierson served on this strategy as a member of the Mid Cap Investment Team at Optimum Investment Advisors for 7 years. Her prior experience includes 15 years with Harris Bancorp and Harris Futures Corporation. While General Manager at Harris Futures Corporation, she was responsible for managing all aspects of the institution, which operated as a financial futures broker. Ms. Pierson received a BA in Economics from DePauw University, an MA in Economics from Northwestern University and an MBA in Finance from The University of Chicago.

Brian M. Washkowiak, CFA	Co-Portfolio Manager of AMG Managers Fairpointe ESG Equity Fund since October 2017. Mr. Washkowiak serves as a member of the Investment Team. His responsibilities include investment research and portfolio management. Mr. Washkowiak has 22 years of experience in the financial industry. Prior to joining Fairpointe in 2015, he managed a hedge fund at BW Opportunity Partners, LP, focusing on small and mid-cap investments. Mr. Washkowiak spent thirteen years as a research analyst and portfolio manager at Talon Asset Management, Inc. and was a member of the investment committee. At Talon, Mr. Washkowiak worked with Ms. Zerhusen as an analyst and assistant portfolio manager on the mid-cap strategy. Mr. Washkowiak received a B.A. in Finance from Illinois State University and is a Chartered Financial Analyst (CFA).

In addition, on the Implementation Date, the SAI will be revised as follows:

All references to AMG Managers Fairpointe Focused Equity Fund will be replaced with AMG Managers Fairpointe ESG Equity Fund.

In the section “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Fairpointe Focused Equity Fund and AMG Managers Fairpointe Mid Cap Fund – Fairpointe Capital LLC (“Fairpointe”) – Other Accounts Managed by the Portfolio Managers” on page 121, the following information will be added for Ms. Pierson and Mr. Washkowiak with respect to AMG Managers Fairpointe ESG Equity Fund, which is as of June 30, 2017:

Portfolio Manager: Mary L. Pierson

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$763	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	9	$414	None	$0

Portfolio Manager: Brian M. Washkowiak

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$763	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	9	$414	None	$0

In the section “Management of the Funds – Portfolio Managers of the Funds – AMG Managers Fairpointe Focused Equity Fund and AMG Managers Fairpointe Mid Cap Fund – Fairpointe Capital LLC (“Fairpointe”) – Portfolio Managers’ Ownership of Fund Shares” on page 123, the following information will be added for Ms. Pierson and Mr. Washkowiak with respect to AMG Managers Fairpointe ESG Equity Fund, which is as of June 30, 2017:

Ms. Pierson: $50,001 to $100,000

Mr. Washkowiak: $10,001 to $50,000

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